New Standards and Interpretations Not Yet Adopted - Summary of Impacts Due to the Adoption of New Standard In Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Current assets	$ 1,198,488	$ 1,069,391	$ 907,585
Non - current assets	2,846,473	2,571,204	2,610,989
Total assets	4,044,961	3,640,595	3,518,574
Current liabilities
Air traffic liability	470,693	396,237	352,110
Frequent flyer deferred revenue	13,186	9,044	18,884
Income tax payable	3,700	1,401	24,066
Other current liabilities	130,590	120,437	218,969
Total current liabilities	1,047,029	862,682	985,667
Non-current liabilities
Frequent flyer deferred revenue	33,115	26,324
Other non - current liabilities	130,621	108,448	54,339
Total non - current liabilities	1,092,320	1,141,160	1,142,387
Total liabilities	2,139,349	2,003,842	2,128,054
Equity
Additional paid in capital	72,945	64,986	57,455
Treasury stock	(136,388)	(136,388)	(136,388)
Retained earnings	1,944,439	1,681,573	1,441,831
Net income	369,658	325,928	(240,634)
Accumulated other comprehensive loss	(3,888)	(1,872)	(768)
Total equity	1,905,612	1,636,753	1,390,520	$ 1,893,866
Total liabilities and equity	4,044,961	3,640,595	$ 3,518,574
Restatement information without impact of IFRS 15 [Member]
ASSETS
Current assets	1,198,488	1,069,391
Non - current assets	2,846,473	2,571,204
Total assets	4,044,961	3,640,595
Current liabilities
Air traffic liability	470,693	396,237
Frequent flyer deferred revenue	13,186	9,044
Income tax payable	3,700	1,401
Other current liabilities	559,450	456,000
Total current liabilities	1,047,029	862,682
Non-current liabilities
Frequent flyer deferred revenue	33,115	26,324
Other non - current liabilities	1,059,205	1,114,836
Total non - current liabilities	1,092,320	1,141,160
Total liabilities	2,139,349	2,003,842
Equity
Issued capital	28,504	28,454
Additional paid in capital	72,945	64,986
Treasury stock	(136,388)	(136,388)
Retained earnings	1,574,781	1,355,645
Net income	369,658	325,928
Accumulated other comprehensive loss	(3,888)	(1,872)
Total equity	1,905,612	1,636,753
Total liabilities and equity	4,044,961	3,640,595
Transition impact [member]
Current liabilities
Air traffic liability	6,475	3,559
Frequent flyer deferred revenue	4,011	1,314
Income tax payable	(820)	(349)
Total current liabilities	9,666	4,524
Non-current liabilities
Total liabilities	9,666	4,524
Equity
Retained earnings	(4,524)	(2,354)
Net income	(5,142)	(2,170)
Total equity	(9,666)	(4,524)
IFRS15 [member]
ASSETS
Current assets	1,198,488	1,069,391
Non - current assets	2,846,473	2,571,204
Total assets	4,044,961	3,640,595
Current liabilities
Air traffic liability	477,168	399,796
Frequent flyer deferred revenue	17,197	10,358
Income tax payable	2,880	1,052
Other current liabilities	559,450	456,000
Total current liabilities	1,056,695	867,206
Non-current liabilities
Frequent flyer deferred revenue	33,115	26,324
Other non - current liabilities	1,059,205	1,114,836
Total non - current liabilities	1,092,320	1,141,160
Total liabilities	2,149,015	2,008,366
Equity
Issued capital	28,504	28,454
Additional paid in capital	72,945	64,986
Treasury stock	(136,388)	(136,388)
Retained earnings	1,570,257	1,353,291
Net income	364,516	323,758
Accumulated other comprehensive loss	(3,888)	(1,872)
Total equity	1,895,946	1,632,229
Total liabilities and equity	$ 4,044,961	$ 3,640,595